Private Investment In Public Equity (“Pipe”) Financing (Details) - Common Class A [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Ordinary shares, shares issued (in Shares)	109,382,000	9,382,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Private Investment In Public Equity Financing [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued (in Shares)	100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Purchase price per share	$ 0.2
Gross proceeds from issuance of common stock	$ 20,000,000